Earnings Per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Conversion of Preferred Stock					81,000,000
Dividends, Preferred Stock, Stock	$ 36,000,000
Amount Of Remaining Accretion Of Issuance Discount On Tarp Preferred Stock Accelerated					4,000,000,000
Increase In Retained Earnings And Net Income Applicable To Common Shareholders					576,000,000
Earnings (loss) per common share
Net income (loss)	1,446,000,000	[1]	(2,238,000,000)	[1]	6,276,000,000	[1]
Preferred Stock Dividends	(1,361,000,000)		(1,357,000,000)		(4,494,000,000)
Accelerated Accretion From Redemption Of Preferred Stock					(3,986,000,000)
Net income (loss) applicable to common shareholders	85,000,000		(3,595,000,000)		(2,204,000,000)
Dividends and undistributed earnings allocated to participating securities	(1,000,000)		(4,000,000)		(6,000,000)
Net income (loss) allocated to common shareholders	84,000,000		(3,599,000,000)		(2,210,000,000)
Average common shares issued and outstanding (in thousands)	10,142,625,000		9,790,472,000		7,728,570,000
Earnings (loss) per common share	$ 0.01		$ (0.37)		$ (0.29)
Diluted earnings (loss) per common share
Net Income (Loss) Applicable to Common Shareholders, Diluted	85,000,000		(3,595,000,000)		(2,204,000,000)
Undistributed Earnings, Diluted	(1,000,000)		(4,000,000)		(6,000,000)
Net Income (Loss) allocated to Common Shareholders	$ 84,000,000		$ (3,599,000,000)		$ (2,210,000,000)
Dilutive potential common shares	112,199,000	[2]
Total diluted average common shares issued and outstanding (in thousands)	10,254,824,000		9,790,472,000		7,728,570,000
Diluted earnings (loss) per common share	$ 0.01		$ (0.37)		$ (0.29)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	217,000,000		271,000,000		315,000,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	272,000,000				265,000,000
Series L Preferred Stock [Member] | Convertible Preferred Stock Subject to Mandatory Redemption [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	66,000,000		107,000,000		147,000,000
Series T Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Conversion of Preferred Stock	234,000,000

[1]	There were no material intersegment revenues.
[2]	Includes incremental shares from RSUs, restricted stock shares, stock options and warrants.